Revenues from Contracts with Customers - Contract Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
As of January 1	€ 10.0	€ 4.9
Additions	0.0	0.0
thereof: attributable to performance obligations satisfied in prior periods	0.0	0.0
Reclassification to trade accounts receivables	(9.7)	(13.5)
Reclassification from non-current to current	7.8	18.6
As of December 31	8.1	10.0
Non-current
As of January 1	9.8	0.0
Additions	0.0	28.4
thereof: attributable to performance obligations satisfied in prior periods	0.0	23.6
Reclassification to trade accounts receivables	0.0	0.0
Reclassification from non-current to current	(7.8)	(18.6)
As of December 31	2.0	9.8
Total
As of January 1	19.8	4.9
Increase (Decrease) In Contract Assets	0.0	28.4
Contract Assets Attibutable To Performance Obligations Satisfied In Prior Periods	0.0	23.6
Reclassification Io Trade Accounts Receivables, Contract Assets	(9.7)	(13.5)
Reclassification from non-current to current	0.0	0.0
As of December 31	€ 10.1	€ 19.8